Schedule of Movement of Retainage Before Net of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Balance at beginning of the year	$ 977,931	$ 793,481
Increase as a result of changes in progress of ongoing projects	1,145,165	431,521
Reclassified to accounts receivable as payment becomes unconditional	(26,253)	(247,071)
Balance at end of the year	$ 2,096,843	$ 977,931